SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA ● ASIA PACIFIC ● EUROPE

March 10, 2020

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Money Market Fund (the “Fund”) of BlackRock FundsSM

Post-Effective Amendment No. 1011 to

Registration Statement on Form N-1A

(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1011 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to change the name, investment objective, principal investment strategies and risks of the Fund in order to give consideration to select environmental criteria.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to Premier Shares (the “Premier Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment No. 955 to the Registration Statement on Form N-1A of the Trust, on behalf of the Fund, which was filed on May 24, 2019 (the “2019 Prior Filing”). The disclosure in the Fund’s Premier Shares Prospectus and Statement of Additional Information is substantively similar to the 2019 Prior Filing with respect to the following matters:

Premier Shares Prospectus:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

●	Fund Overview
○	Investment Manager
○	Purchase and Sale of Fund Shares
○	Tax Information
○	Payments to Broker/Dealers and Other Financial Intermediaries
●	Account Information
○	How to Choose the Share Class that Best Suits Your Needs
○	Details About the Share Class
○	Distribution and Shareholder Servicing Payments
○	How to Buy, Sell and Transfer Shares
○	Fund’s Rights
○	Liquidity Fees and Redemption Gates
○	Short-Term Trading Policy
○	Master/Feeder Structure
●	Management of the Fund
○	Conflicts of Interest
○	Valuation of Fund Investments
○	Dividends, Distributions and Taxes
●	General Information
●	Glossary
●	For More Information

Statement of Additional Information—Part I:

●	Investment Restrictions
●	Management, Advisory and Other Service Arrangements
●	Information on Sales Charges and Distribution Related Expenses
●	Computation of Offering Price Per Share
●	Additional Information
○	The Trust

Statement of Additional Information—Part II:

●	Management and Other Service Arrangements
○	Trustees and Officers
○	Management Arrangements

○	Other Service Arrangements
○	Potential Conflicts of Interest
●	Redemption of Shares
●	Shareholder Services
●	Determination of Net Asset Value
●	Yield Information
●	Portfolio Transactions
●	Dividends and Taxes
●	Proxy Voting Policies and Procedures
●	General Information
●	Appendix A
●	Appendix B

Reference is also made to Post-Effective Amendment No. 586 to the Registration Statement on Form N-1A of the Trust, on behalf of the Fund, which was filed on June 24, 2016 (the “2016 Prior Filing”). The disclosure in the Fund’s Investor and Institutional Shares Prospectus is substantively similar to the 2016 Prior Filing with respect to the following matters:

Investor and Institutional Shares Prospectus:

●	Account Information
○	Fund’s Rights
○	Short-Term Trading Policy
○	Master/Feeder Structure
●	Management of the Fund
○	Valuation of Fund Investments
●	General Information

The disclosure in the Fund’s Service Shares Prospectus is substantively similar to the 2016 Prior Filing with respect to the following matters:

Service Shares Prospectus:

●	Fund Overview
○	Payments to Broker/Dealers and Other Financial Intermediaries

●	Account Information
○	How to Choose the Share Class that Best Suits Your Needs
○	Fund’s Rights
○	Short-Term Trading Policy
○	Master/Feeder Structure
●	Management of the Fund
○	Valuation of Fund Investments
●	General Information
●	Glossary

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Douglas E. McCormack at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	John A. MacKinnon
Janey Ahn
Tricia Meyer